Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Data (unaudited)

17. Selected Quarterly Financial Data (unaudited)

The following tables set forth selected unaudited quarterly statements of operations data for each of the eight quarters in the years ended December 31, 2013 and 2012.

	Quarter ended
	December 31, 2013	September 30, 2013	June 30, 2013	March 31, 2013	December 31, 2012	September 30, 2012	June 30, 2012	March 31, 2012
		(Restated)	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)
Consolidated Statements of Operations Data:
Revenue	$30,256	$26,317	$24,332	$23,847	$22,208	$20,833	$19,629	$19,069
Gross profit	10,783	10,146	10,010	11,402	10,327	10,153	8,282	8,577
Total operating expenses	18,474	16,504	19,091	16,466	11,818	12,052	13,456	12,815
Operating loss	(7,691)	(6,358)	(9,081)	(5,064)	(1,491)	(1,899)	(5,174)	(4,238)
Net loss	(8,282)	(6,836)	(9,628)	(5,615)	(2,029)	(2,408)	(5,690)	(4,746)
Net loss per common share	$(0.34)	$(1.08)	$(2.00)	$(1.17)	$(0.42)	$(0.50)	$(1.18)	$(0.99)
Weighted-average common shares outstanding—basic and diluted	24,474,566	6,320,731	4,809,518	4,798,043	4,842,205	4,836,179	4,826,171	4,810,059

The sum of quarterly net loss per share for 2013 does not equal the net loss per share for the entire year due to impact on weighted-average shares of the conversion of redeemable convertible preferred stock and issuance of IPO shares in the third quarter.

As discussed in Note 3 to these Notes to Consolidated Financial Statements, the Company has adjusted the consolidated financial statements for the years ended December 31, 2012 and 2011 including the interim periods for the four quarters in the period ended December 31, 2012 and the three quarters in the period ended September 30, 2013 to correct an error in the accounting for its headquarters lease executed in May 2005. The following information has been derived from our restated quarterly unaudited consolidated financial statements. The quarterly unaudited consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements included in this prospectus and include all adjustments, consisting only of normal recurring adjustments, that the Company considers necessary for a fair presentation of such information. The operating results for any quarter do not necessarily indicate the results for any subsequent period or for the entire fiscal year.

The following represents the approximate quarterly impact of the restatement for each affected financial statement line in the consolidated balance sheets: an increase in property and equipment, net and total assets by approximately $6,300; an increase in financing and capital lease obligations, current portion, and total current liabilities, of approximately $60; an increase in financing and capital lease obligations, net of current portion of approximately $9,000; a decrease in other non-current liabilities of approximately $1,400; an increase in total liabilities of approximately $7,700; an increase in accumulated deficit of approximately $1,400; an increase in total stockholders’ deficit of approximately $1,400; and an increase in total liabilities, redeemable convertible preferred stock and stockholders’ equity of approximately $6,300.

The following represents the approximate quarterly impact of the restatement for each affected financial statement line in the consolidated statements of operations and comprehensive loss: a decrease in cost of revenue and increase in gross margin of approximately $194; a decrease in sales and marketing and research and development of approximately $100; a decrease in general and administrative of approximately $20; a decrease in operating expense of approximately $215; a decrease in net loss from operations of approximately $410; an increase in interest expense and total other expenses, net, of approximately $443; an increase in loss before income taxes, net loss and comprehensive loss of approximately $33; and an increase in net loss per common share of approximately $0.01 per share.

The following represents the approximate quarterly impact of the restatement for each affected financial statement line in the consolidated statement of cash flows: an increase in the net loss and depreciation and amortization of less than approximately $100; an increase in interest accrual on financing obligation of approximately $443; a decrease in other non-current liabilities of approximately $25; an increase in net cash and cash equivalents provided by operating activities of approximately $451; and an increase in payments on financing and capital lease obligations and net cash and cash equivalents used in financing activities of approximately $451.